Putnam RetirementReady 2035 Fund
Goal
Putnam RetirementReady 2035 Fund seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 87 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - RetirementReady 2035	Class A		Class B		Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RetirementReady 2035		Class A		Class B		Class C		Class M		Class R		Class R6		Class Y
Management fees		none		none		none		none		none		none		none
Distribution and service (12b-1) fees		0.25%		1.00%		1.00%		0.75%		0.50%
Other expenses		0.40%	[1]	0.40%	[1]	0.40%	[1]	0.40%	[1]	0.40%	[1]	0.24%	[2]	0.40%	[1]
Acquired fund fees and expenses		0.66%		0.66%		0.66%		0.66%		0.66%		0.66%		0.66%
Total annual fund operating expenses		1.31%		2.06%		2.06%		1.81%		1.56%		0.90%		1.06%
Expense reimbursement	[3]	(0.19%)		(0.19%)		(0.19%)		(0.19%)		(0.19%)		(0.19%)		(0.19%)
Total annual fund operating expenses after expense reimbursement		1.12%		1.87%		1.87%		1.62%		1.37%		0.71%		0.87%
[1]	Restated to reflect current fees resulting from a change to the fund's other expenses, including a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, restated to reflect current fees for class A shares and adjusted to reflect the lower investor servicing fees applicable to class R6 shares.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/17. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - RetirementReady 2035 - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	683	949	1,235	2,048
Class B	690	927	1,291	2,182
Class C	290	627	1,091	2,375
Class M	509	882	1,279	2,387
Class R	139	474	832	1,840
Class R6	73	268	480	1,090
Class Y	89	318	566	1,277

Expense Example, No Redemption - RetirementReady 2035 - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	190	627	1,091	2,182
Class C	190	627	1,091	2,375

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 38%.
Investments
The fund’s asset allocation strategy may be attractive to investors who plan to retire or otherwise intend to begin making periodic withdrawals of their investments in or about 2035 (the target date). The fund is designed to provide diversification among different asset classes by investing its assets in other Putnam mutual funds, referred to as underlying funds. The fund’s target allocations will increasingly emphasize capital preservation and income over time and will change gradually based on the number of remaining years until the fund’s target date, as shown in the predetermined “glide path” in the chart under “What are the funds’ and each underlying fund’s main investment strategies and related risks?”

The following table presents your fund’s approximate asset allocations as of November 30, 2016 and compares it with the approximate asset allocations as of that date of other Putnam RetirementReady® Funds, which are designed for investors with different target retirement dates. This is intended to illustrate how a fund’s allocations may change over time to increasingly emphasize capital preservation and income.

Underlying Fund*	2060	2055	2050	2045	2040	2035	2030	2025	2020	Lifestyle 1
Putnam Dynamic Asset Allocation Equity Fund	73.3%	71.0%	55.6%	37.2%	13.6%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Growth Fund	16.0%	18.1%	32.9%	50.4%	68.0%	60.6%	23.3%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation Balanced Fund	0.0%	0.0%	0.0%	0.0%	1.9%	15.8%	42.9%	47.6%	19.6%	0.0%
Putnam Dynamic Asset Allocation Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	1.0%	8.5%	24.6%	34.0%
Putnam Government Money Market Fund	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.8%	5.0%	6.0%	6.0%
Putnam Absolute Return 700 Fund	7.5%	7.5%	7.5%	7.5%	8.5%	11.1%	13.5%	13.1%	7.4%	0.0%
Putnam Absolute Return 500 Fund	2.2%	2.2%	2.2%	2.2%	3.8%	5.2%	6.7%	11.7%	21.7%	30.0%
Putnam Absolute Return 300 Fund	0.0%	0.0%	0.0%	0.0%	0.2%	1.7%	5.0%	9.1%	14.1%	21.0%
Putnam Absolute Return 100 Fund	0.5%	0.7%	1.3%	2.2%	2.5%	2.8%	3.8%	5.0%	6.6%	9.0%
Equity**	94.7%	94.1%	90.5%	86.1%	79.5%	71.7%	61.5%	50.1%	37.4%	25.2%
Fixed Income**	5.3%	5.9%	9.5%	13.9%	20.5%	28.3%	38.5%	49.9%	62.6%	74.8%

* Because of rounding in the calculation of allocations among underlying funds and market fluctuations, actual allocations might be more or less than these percentages.

** Equity and fixed income allocations are hypothetical estimates based on each Putnam Dynamic Asset Allocation Fund’s strategic allocation to equity and fixed income investments as set forth in its prospectus and assumptions that Putnam Government Money Market Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund are equivalent to fixed income investments, Putnam Absolute Return 500 Fund is equivalent to a 50% fixed income and 50% equity investment, and Putnam Absolute Return 700 Fund is equivalent to an equity investment. Actual allocations will vary.

The fund’s target allocations may differ from this illustration. We may change the fund’s target allocations and the underlying funds in which it invests at any time, although we do not expect to make changes frequently. We assume investors will begin gradual withdrawals from the fund at around the target date. Putnam Management will periodically rebalance your fund’s investments towards its target allocations then in effect. Near the end of the target year, the fund’s target allocations will correspond to those of Lifestyle 1, a fund that seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital, and the fund will be merged into Lifestyle 1. More information about Lifestyle 1 and the underlying funds is available in each of those funds’ prospectuses.
Risks
It is important to understand that you can lose money by investing in the fund. Losses may occur near, at or after the target date. There is no guarantee that the fund will provide adequate income at and through an investor’s retirement.

Our allocation of assets among asset classes and the underlying funds may hurt performance.

The fund invests in underlying funds and indirectly bears expenses related to the underlying funds. Although Putnam Investment Management, LLC serves as the investment adviser of the underlying funds, an underlying fund may change its investment program or policies without the fund’s approval, which could require the fund to reduce or eliminate its allocation to the underlying fund at an unfavorable time.

The fund also bears the following risks associated with the underlying funds:

The value of stocks and bonds in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions of the risk of default, changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These factors may also lead to periods of high volatility and reduced liquidity in the bond markets. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the underlying funds’ bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the underlying funds’ bond investments may default on payment of interest or principal. Default risk is generally higher for non-qualified mortgages. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

An underlying fund’s active trading strategies may lose money or not earn a return sufficient to cover trading and other costs and an underlying fund’s allocation of assets among permitted asset categories may hurt performance. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax and other regulatory developments and other factors affecting the value of commodities. An underlying fund’s use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The efforts of some underlying funds to produce lower volatility returns may not be successful and may make it more difficult at times for these funds to achieve their targeted returns. In addition, under certain market conditions, these funds may accept greater volatility than would typically be the case, in order to seek their targeted returns.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 9/30/16 4.18% Best calendar quarter Q2 2009 19.13% Worst calendar quarter Q4 2008 -20.71%
Average annual total returns after sales charges (for periods ending 12/31/15)
Average Annual Total Returns - RetirementReady 2035		1 Year	5 Years	10 Years
Class A		(6.23%)	6.35%	4.09%
Class A | after taxes on distributions		(7.09%)	5.61%	2.75%
Class A | after taxes on distributions and sale of fund shares		(3.32%)	4.74%	2.98%
Class B		(6.07%)	6.50%	4.09%
Class C		(2.21%)	6.81%	3.93%
Class M		(4.48%)	6.31%	3.82%
Class R		(0.75%)	7.34%	4.45%
Class R6	[1]	(0.27%)	7.88%	4.97%
Class Y		(0.27%)	7.88%	4.97%
Bloomberg Barclays U.S. Aggregate Bond Index (no deductions for fees, expenses or taxes)		0.55%	3.25%	4.51%
S&P 500 Index (no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%
[1]	Performance for class R6 shares prior to its inception (9/1/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

The Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.